Financial Information as per operating segments	12 Months Ended
Dec. 31, 2017
Operating segments [Abstract]
Disclosure of entity's operating segments [text block]
Note 6 Financial Information as per operating segments

The Company has defined three Operating segments, essentially defined with respect to its revenues in the geographic areas of commercial activity: 1. Chile, 2. International business and 3. Wine.

These Operating segments mentioned are consistent with the way the Company is managed and how results are reported by CCU. These segments reflect separate operating results which are regularly reviewed by the chief operating decision maker in order to make decisions about the resources to be allocated to the segment and assess its performance.

Operating segment	Products and services
Chile	Beers, non-alcoholic beverages, spirits and SSU.
International Business	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay and Paraguay.
Wines	Wines, mainly in export markets to more 80 countries.

Corporate revenues and expenses are presented separately within the Other, in addition in the other presents the elimination of transactions between segments.

The Company does not have any customers representing more than 10% of consolidated revenues.

The detail of the segments is presented in the following tables:

a)	Information as per operating segments for the years ended December 31, 2017 and 2016:

	Chile		International Business		Wines		Others		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,020,763,055	973,220,715	457,178,413	366,778,056	200,455,713	195,322,270	-	-	1,678,397,181	1,535,321,041
Other income	14,667,777	15,630,481	2,740,533	2,783,615	3,105,064	5,851,015	(549,761)	(688,444)	19,963,613	23,576,667
Sales revenue between segments	11,688,658	8,524,493	398,100	546,972	893,005	228,767	(12,979,763)	(9,300,232)	-	-
Net sales	1,047,119,490	997,375,689	460,317,046	370,108,643	204,453,782	201,402,052	(13,529,524)	(9,988,676)	1,698,360,794	1,558,897,708
Change %	5.0	-	24.4	-	1.5	-	-	-	8.9	-
Cost of sales	(483,604,499)	(471,151,686)	(190,387,412)	(157,485,547)	(126,244,373)	(112,938,261)	1,497,629	(244,422)	(798,738,655)	(741,819,916)
% of Net sales	46.2	47.2	41.4	42.6	61.7	56.1	-	-	47.0	47.6
Gross margin	563,514,991	526,224,003	269,929,634	212,623,096	78,209,409	88,463,791	(12,031,895)	(10,233,098)	899,622,139	817,077,792
% of Net sales	53.8	52.8	58.6	57.4	38.3	43.9	-	-	53.0	52.4
MSD&A (1)	(383,169,121)	(373,407,847)	(225,341,789)	(191,413,501)	(53,941,735)	(52,007,092)	(6,330,835)	(2,714,311)	(668,783,480)	(619,542,751)
% of Net sales	36.6	37.4	49.0	51.7	26.4	25.8	-	-	39.4	39.7
Other operating income (expenses)	2,438,416	1,734,871	678,153	(394,820)	251,765	732,689	687,209	1,043,939	4,055,543	3,116,679
Adjusted operating result (2)	182,784,286	154,551,027	45,265,998	20,814,775	24,519,439	37,189,388	(17,675,521)	(11,903,470)	234,894,202	200,651,720
Change %	18.3	-	117.5	-	(34.1)	-	-	-	17.1	-
% of Net sales	17.5	15.5	9.8	5.6	12.0	18.5	-	-	13.8	12.9
Net financial expense	-	-	-	-	-	-	-	-	(19,115,361)	(14,627,170)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(8,914,097)	(5,560,522)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	(2,563,019)	456,995
Results as per adjustment units	-	-	-	-	-	-	-	-	(110,539)	(2,246,846)
Other gains (losses)	-	-	-	-	-	-	-	-	(7,716,791)	(8,345,907)
Income before taxes									196,474,395	170,328,270
Tax income (expense)									(48,365,976)	(30,246,383)
Net income for year									148,108,419	140,081,887
Non-controlling interests									18,501,066	21,624,399
Net income attributable to equity holders of the parent									129,607,353	118,457,488
Depreciation and amortization	64,807,818	61,736,849	15,568,301	11,928,705	7,505,440	7,078,872	4,317,945	2,783,619	92,199,504	83,528,045
ORBDA (3)	247,592,104	216,287,876	60,834,299	32,743,480	32,024,879	44,268,260	(13,357,576)	(9,119,851)	327,093,706	284,179,765
Change %	14.5	-	85.8	-	(27.7)	-	-	-	15.1	-
% of Net sales	23.6	21.7	13.2	8.8	15.7	22.0	-	-	19.3	18.2

(1)	MSD&A, included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).

b)	Information as per operating segments for the years ended December 31, 2016 and 2015:

	Chile		International Business		Wines		Others		Total
	2016	2015	2016	2015	2016	2015	2016	2015	2016	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	973,220,715	885,769,609	366,778,056	400,051,022	195,322,270	184,169,165	-	-	1,535,321,041	1,469,989,796
Other income	15,630,481	16,757,566	2,783,615	4,708,728	5,851,015	5,214,674	(688,444)	1,700,951	23,576,667	28,381,919
Sales revenue between segments	8,524,493	6,932,905	546,972	953,967	228,767	131,209	(9,300,232)	(8,018,081)	-	-
Net sales	997,375,689	909,460,080	370,108,643	405,713,717	201,402,052	189,515,048	(9,988,676)	(6,317,130)	1,558,897,708	1,498,371,715
Change %	9.7	-	(8.8)	-	6.3	-	-	-	4.0	-
Cost of sales	(471,151,686)	(411,375,380)	(157,485,547)	(162,665,341)	(112,938,261)	(105,956,281)	(244,422)	(5,078,249)	(741,819,916)	(685,075,251)
% of Net sales	47.2	45.2	42.6	40.1	56.1	55.9	-	-	47.6	45.7
Gross margin	526,224,003	498,084,700	212,623,096	243,048,376	88,463,791	83,558,767	(10,233,098)	(11,395,379)	817,077,792	813,296,464
% of Net sales	52.8	54.8	57.4	59.9	43.9	44.1	-	-	52.4	54.3
MSD&A (1)	(373,407,847)	(343,380,553)	(191,413,501)	(216,098,525)	(52,007,092)	(51,070,291)	(2,714,311)	(2,015,407)	(619,542,751)	(612,564,776)
% of Net sales	37.4	37.8	51.7	53.3	25.8	26.9	-	-	39.7	40.9
Other operating income (expenses)	1,734,871	626,889	(394,820)	3,315,892	732,689	44,823	1,043,939	217,706	3,116,679	4,205,310
Adjusted operating result (2)	154,551,027	155,331,036	20,814,775	30,265,743	37,189,388	32,533,299	(11,903,470)	(13,193,080)	200,651,720	204,936,998
Change %	(0.5)	-	(31.2)	-	14.3	-	-	-	(2.1)	-
% of Net sales	15.5	17.1	5.6	7.5	18.5	17.2	-	-	12.9	13.7
Net financial expense	-	-	-	-	-	-	-	-	(14,627,170)	(15,255,586)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(5,560,522)	(5,228,135)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	456,995	957,565
Results as per adjustment units	-	-	-	-	-	-	-	-	(2,246,846)	(3,282,736)
Other gains (losses)	-	-	-	-	-	-	-	-	(8,345,907)	8,512,000
Income before taxes									170,328,270	190,640,106
Tax income (expense)									(30,246,383)	(50,114,516)
Net income for year									140,081,887	140,525,590
Non-controlling interests									21,624,399	19,717,455
Net income attributable to equity holders of the parent									118,457,488	120,808,135
Depreciation and amortization	61,736,849	56,698,871	11,928,705	14,334,415	7,078,872	7,568,991	2,783,619	2,964,525	83,528,045	81,566,802
ORBDA (3)	216,287,876	212,029,907	32,743,480	44,600,158	44,268,260	40,102,290	(9,119,851)	(10,228,555)	284,179,765	286,503,800
Change %	2.0	-	(26.6)	-	10.4	-	-	-	(0.8)	-
% of Net sales	21.7	23.3	8.8	11.0	22.0	21.2	-	-	18.2	19.1

(1)	MSD&A, included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).

Sales information by geographic location

	For the years ended as of December 31,
Net sales per geographical location	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Chile (1)	1,226,668,091	1,176,972,109	1,081,835,420
Argentina (2)	413,466,737	329,585,488	366,886,701
Uruguay	16,402,136	15,204,331	14,432,950
Paraguay	41,823,830	37,135,780	35,216,644
Total	1,698,360,794	1,558,897,708	1,498,371,715

(1)	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)	Includes net sales made by the subisiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.

Sales information by customer

	For the years ended as of December 31,
Net Sales	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Domestic sales	1,572,617,473	1,429,152,068	1,374,282,584
Exports sales	125,743,321	129,745,640	124,089,131
Total	1,698,360,794	1,558,897,708	1,498,371,715

Sales information by product category

	For the years ended as of December 31,
Sales information by product category	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,158,451,078	1,041,923,724	1,040,145,164
Non-alcoholic business	519,946,103	493,397,317	429,844,632
Others (1)	19,963,613	23,576,667	28,381,919
Total	1,698,360,794	1,558,897,708	1,498,371,715

(1)	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Depreciation and amortization as per operating segments

	For the years ended as of December 31,
Depreciation and amortization	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Chile operating segment	64,807,818	61,736,849	56,698,871
International Business operating segment	15,568,301	11,928,705	14,334,415
Wines operating segment	7,505,440	7,078,872	7,568,991
Others (1)	4,317,945	2,783,619	2,964,525
Total	92,199,504	83,528,045	81,566,802

(1)	Includes depreciation and amortization corresponding to the Corporate Support Units.

Cash flows Operating Segments

	For the years ended as of December 31,
Cash flows Operating Segments	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Cash flows from (used in ) Operating activities	262,161,431	190,014,348	219,510,872
Chile operating segment	161,413,504	152,862,350	49,531,088
International business operating segment	58,773,027	13,065,093	31,975,494
Wines operating segment	16,167,068	32,949,789	30,926,463
Others (1)	25,807,832	(8,862,884)	107,077,827

Cash flows from (used in ) Investing Activities	(173,614,379)	(155,007,390)	(165,810,169)
Chile operating segment	(78,746,298)	(57,119,431)	(59,046,239)
International business operating segment	(32,312,751)	(40,032,866)	(26,457,885)
Wines operating segment	(10,870,574)	(13,499,538)	(9,807,177)
Others (1) (*)	(51,864,756)	(44,355,555)	(70,498,868)

Cash flows from (used in ) Financing Activities	(53,001,198)	(95,059,905)	(82,839,491)
Chile operating segment	(65,996,567)	(90,636,820)	21,923,989
International business operating segment	(8,217,846)	18,820,789	3,431,139
Wines operating segment	(15,171,642)	(18,841,106)	(19,061,949)
Others (1)	36,384,857	(4,402,768)	(89,132,670)

(1)	Others includes Corporate Support Units, due to cash flows are managed by CCU.
(*)	Includes contribution to joint ventures. See Note 8 - Cash and cash equivalents.

Capital expenditures as per operating segments

	For the years ended as of December 31,
Capital expenditures (property, plant and equipment and software additions)	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Chile operating segment	80,866,369	53,809,780	43,771,262
International Business operating segment	32,312,751	39,592,739	27,871,662
Wines operating segment	10,948,212	14,767,858	10,052,863
Others (1)	1,638,148	20,713,048	50,035,135
Total	125,765,480	128,883,425	131,730,922

(1)	Others includes the capital investments corresponding to the Corporate Support Units.

Assets as per operating segments

Assets as per Operating segment	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Chile operating segment	1,045,791,551	1,016,261,059
International Business operating segment	274,766,962	257,802,272
Wines operating segment	315,298,950	316,965,318
Others (1)	340,371,624	280,998,674
Total	1,976,229,087	1,872,027,323

(1)	Includes assets corresponding to the Corporate Support Units.

Assets per geographic location

Assets per geographical location	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Chile (1)	1,689,394,491	1,600,077,453
Argentina (2)	213,714,384	197,986,123
Uruguay	25,015,615	27,327,545
Paraguay	48,104,597	46,636,202
Total	1,976,229,087	1,872,027,323

(1)
Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.

(2)	Includes the assets of the subisiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.

Liabilites as per operating segments

Liabilities as per Operating segment	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Chile operating segment	388,121,093	407,091,622
International Business operating segment	119,351,344	99,700,218
Wines operating segment	95,094,080	104,147,109
Others (1)	146,833,962	60,432,656
Total	749,400,479	671,371,605

(1)	Others includes liabilites corresponding to the Corporate Support Units.

Operating Segment’s additional information

The Consolidated Statement of Income classified according to the Company’s operations management is as follows:

		For the years ended December 31,
CONSOLIDATED STATEMENT OF INCOME	Notes	2017	2016	2015
		ThCh$	ThCh$	ThCh$
Sales revenue external customers		1,678,397,181	1,535,321,041	1,469,989,796
Other income		19,963,613	23,576,667	28,381,919
Net sales		1,698,360,794	1,558,897,708	1,498,371,715
Change %		8.9	4.0	-
Cost of sales		(798,738,655)	(741,819,916)	(685,075,251)
% of Net sales		47.0	47.6	45.7
Gross margin		899,622,139	817,077,792	813,296,464
% of Net sales		53.0	52.4	54.3
MSD&A (1)		(668,783,480)	(619,542,751)	(612,564,776)
% of Net sales		39.4	39.7	40.9
Other operating income (expenses)		4,055,543	3,116,679	4,205,310
Adjusted operating result (2)		234,894,202	200,651,720	204,936,998
Change %		17.1	(2.1)	-
% of Net sales		13.8	12.9	13.7
Net financial expense	32	(19,115,361)	(14,627,170)	(15,255,586)
Equity and income of associates and joint ventures	16	(8,914,097)	(5,560,522)	(5,228,135)
Foreign currency exchange differences	32	(2,563,019)	456,995	957,565
Results as per adjustment units	32	(110,539)	(2,246,846)	(3,282,736)
Other gains (losses)	31	(7,716,791)	(8,345,907)	8,512,000
Income before taxes		196,474,395	170,328,270	190,640,106
Tax income (expense)	24	(48,365,976)	(30,246,383)	(50,114,516)
Net income for year		148,108,419	140,081,887	140,525,590
Non-controlling interests	28	(18,501,066)	(21,624,399)	(19,717,455)
Net income attributable to equity holders of the parent		129,607,353	118,457,488	120,808,135
Depreciation and amortization	29	92,199,504	83,528,045	81,566,802
ORBDA (3)		327,093,706	284,179,765	286,503,800
Change %		15.1	(0.8)	-
% of Net sales		19.3	18.2	19.1

See definition of (1), (2) and (3) in information as per Operating segment under this Note.

The following is a reconciliation of our Net income, the main comparable IFRS measure to Adjusted Operating Result for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Income from continuing activities	148,108,419	140,081,887	140,525,590
Add (Subtract):
Other gains (losses)	7,716,791	8,345,907	(8,512,000)
Finance income	(5,050,952)	(5,680,068)	(7,845,743)
Finance costs	24,166,313	20,307,238	23,101,329
Share of net loss of joint ventures and associates accounted for using the equity method	8,914,097	5,560,522	5,228,135
Foreign currency exchange differences	2,563,019	(456,995)	(957,565)
Result as per adjustment units	110,539	2,246,846	3,282,736
Tax income (expense)	48,365,976	30,246,383	50,114,516
Adjusted operating result	234,894,202	200,651,720	204,936,998
Depreciation and amortization	92,199,504	83,528,045	81,566,802
ORBDA	327,093,706	284,179,765	286,503,800

The following is a reconciliation of the consolidated amounts presented for MSD&A with the comparable amounts presented on the face of our consolidated statement of income:

	For the years ended December 31.
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(290,227,129)	(270,835,822)	(277,599,722)
Administrative expenses	(142,514,649)	(155,322,295)	(128,135,799)
Other expenses by function	(238,704,061)	(195,412,109)	(209,201,189)
Other expenses included in ´Other expenses by function´	2,662,359	2,027,475	2,371,934
Total MSD&A	(668,783,480)	(619,542,751)	(612,564,776)

Segment information by joint ventures and associates

The Administration of the Company review the financial situation and result of the all of their joint ventures and associated that is described in Note 16.